UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __09/30/2008_____

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       __Beecher Investors, Inc._________________
Address:    __1266 East Main Street Suite 701_________
            __Stamford, CT 06902______________________
            __________________________________________

Form 13F File Number: __28-10851_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       __Sandra A. Sarhatt______________________
Title:      __VP_____________________________________
Phone:      __212-779-2200___________________________

Signature, Place, and Date of Signing:

      __Sandra A. Sarhatt________  ___Stamford, CT___________  _11/14/08__
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			    Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         __n/a_________

Form 13F Information Table Entry Total:    __27__________

Form 13F Information Table Value Total:    __$78,294_____
                                              (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories         COM              002824100      219     3800 SH       SOLE                     3800
Abercrombie & Fitch         COM              002896207     2998    75987 SH       SOLE                    75987
Franklin Resources          COM              354613101     2834    32162 SH       SOLE                    32162
Berkshire Hathaway Class A  CLA              084670108     6661       51 SH       SOLE                       51
Berkshire Hathaway Class B  CLB              084670207    17800     4050 SH       SOLE                     4050
Dell Inc           	    COM              24702R101      800    48520 SH       SOLE                    48520
Gap Inc                     COM              364760108      719    40450 SH       SOLE                    40450
Home Depot	            COM              437076102      207     8000 SH       SOLE                     8000
Health Management Assoc     CLA              421933102     2066   496730 SH       SOLE                   496730
Johnson & Johnson           COM              478160104      563     8128 SH       SOLE                     8128
Kraft Foods Inc             CLA              50075N104      918    28017 SH       SOLE                    28017
Coca Cola                   COM              191216100      217     4110 SH       SOLE                     4110
McDonalds Corp              COM              580135101      821    13310 SH       SOLE                    13310
Mercury General Cp          COM              589400100     8103   148000 SH       SOLE                   148000
Magna Intl Inc. Class A     CLA              559222401     2058    40198 SH       SOLE                    40198
Altria Group                COM              02209S103     1393    70190 SH       SOLE                    70190
Merck Co Inc                COM              589331107      327    10350 SH       SOLE                    10350
Nike Inc Cl B               CLB              654106103     3712    55490 SH       SOLE                    55490
Philip Morris Intl          COM              718172109     3376    70190 SH       SOLE                    70190
Papa Johns Intl Inc.        COM              698813102     1172    43168 SH       SOLE                    43168
Staples Inc.                COM              855030102     1482    65853 SH       SOLE                    65853
State Street Corp           COM              857477103     3611    63482 SH       SOLE                    63482
Constellation Brand CL A    CLA              21036P108     6855   319435 SH       SOLE                   319435
Telefonos De Mex L          SPONSORED ADR    879403780      593    45600 SH       SOLE                    45600
Telmex Internacional        SPONSORED ADR    879690105     1174    45600 SH       SOLE                    45600
UnitedHealth Group          COM              91324P102     1021    40230 SH       SOLE                    40230
Walmart Stores Inc          COM              931142103     6594   110100 SH       SOLE                   110100